Shareholder Report, Average Annual Return (Details) 192195_Bahl - Gaynor Dividend ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bahl & Gaynor Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Dividend ETF NAV
Average Annual Return, Percent	13.62%	10.36%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	13.26%